Contingent liabilities and legal proceedings - Disclosure of legal proceedings (Details) $ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($) case participant	Dec. 31, 2023 USD ($)
Assets previously sold | Provision for decommissioning, restoration and rehabilitation costs, production facilities
Disclosure of detailed information about legal proceedings [Line Items]
Estimated increase in existing provisions, decommissioning | $	$ 16	$ 16
LMPC claims | Gulf of America Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	26
Other civil complaints - personal injury | Gulf of America Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	38
Number of litigation claims denied, motion granted to BPXP	620
Non-US government lawsuits | Gulf of America Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of class actions filed	2
Louisiana Coastal Restoration
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	17
Number of coastal parishes | participant	6
Lawsuits filed against oil and gas companies	40
Louisiana Coastal Restoration - private landowners
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	2
Number of plaintiffs | participant	4